Subsequent events (Details)				12 Months Ended			24 Months Ended
	Apr. 16, 2021 USD ($) shares	Mar. 22, 2021 USD ($)	Jun. 05, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 10, 2021 USD ($)
Subsequent events
Shares repurchased during the year | ¥				¥ 311,776,000	¥ 131,010,000	¥ 205,886,000
Dada Group
Subsequent events
Non controlling interest ownership percentage		51.00%	48.00%	46.00%
Total consideration in cash		$ 800,000,000	¥ 425,066,000	¥ 277,789,000			¥ 2,282,520,000
Subsequent event | ADS
Subsequent events
Shares repurchased during the year | $	$ 669,970,000
Treasury Stock, Shares, Acquired | shares	8,775,180
Subsequent event | JD Digits [Member] | Cloud Computing And Artificial Intelligence Business [Member]
Subsequent events
Disposal group discontinued operation consideration receivable | ¥								¥ 15,700,000,000
Subsequent event | JD Digits [Member] | Jingdong Century | Cloud Computing And Artificial Intelligence Business [Member] | Maximum [Member]
Subsequent events
Non controlling interest ownership percentage								42.00%
Subsequent event | JD Digits [Member] | Jingdong Century | Cloud Computing And Artificial Intelligence Business [Member] | Minimum [Member]
Subsequent events
Non controlling interest ownership percentage								36.80%
Subsequent event | Jingdong Property [Member] | Series A Preferred Stock [Member] | Non Redeemable Series A Preferred Stock Agreement [Member]
Subsequent events
Preferred stock value issued but not subscribed | $									$ 700,000,000